Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 14, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Payments made for related party transactions		$ 100	$ 100	$ 100	$ 100
Related party transaction due from (to) related party		$ 0	$ 0	$ 0	$ 0
Option granted				1,472,323		3,099,984
Former Director
Related Party Transaction [Line Items]
Payments made for related party transactions						$ 69	$ 145
Director
Related Party Transaction [Line Items]
Option granted	112,861
Option vesting period	4 years